Business Combination (Details Narrative) ¥ in Millions, $ in Millions, Rp in Billions	1 Months Ended						12 Months Ended
	Oct. 31, 2025 CNY (¥)	Oct. 31, 2025 AUD ($)	Sep. 30, 2025 CNY (¥)	Jul. 31, 2025 CNY (¥)	Jul. 31, 2025 AUD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 CNY (¥)	Jul. 01, 2025
Business Combination [Line Items]
Other immaterial acquisitions								¥ 4.0
Immaterial goodwill and intangible assets								¥ 5.1
Yonghui Yunjin Technology Co., Ltd [Member]
Business Combination [Line Items]
Equity interest percentage			6.905%			65.00%
Other immaterial acquisitions			¥ 41.5			¥ 382.8
PT Pratama Interdana Finance [Member]
Business Combination [Line Items]
Equity interest percentage							16.25%	83.75%
Other immaterial acquisitions							¥ 12.3	¥ 89.4	Rp 197.2
Fundo Loans Pty Ltd [Member]
Business Combination [Line Items]
Equity interest percentage	100.00%	100.00%									40.00%
Other immaterial acquisitions	¥ 159.9	$ 33.1		¥ 74.8	$ 16.0
Equity interest percentage	60.00%	60.00%